Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital Tables
Schedule of detailed information about share capital

	2017	2017	2016	2016	2015	2015
Authorised, allotted and fully paid – classified as equity	Number	£	Number	£	Number	£

At 1 January
Ordinary shares of £0.00005 each	61,084,135	3,054	48,699,456	2,435	33,467,504	1,673
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001

Total		1,003,055		1,002,436		1,001,674

Schedule of detailed information about type of Share Issue

		Ordinary Shares	Deferred Shares	Share Price	Total consideration
		Number	Number	£	£’000
2015
As at 1 January 2015		27,794,258	1,000,001		32,000

24 April 2015	Exercise of employee share options	16,500	-	0.00005	-
25 September 2015	Exercise of employee share options	10,000	-	0.00005	-
4 December 2015	Share issue on acquisition of DARA BioSciences, Inc.	5,422,028	-	2.63	14,240
23 December 2015	Deferred consideration re: acquisition of Q Chip Limited	224,718	-	2.67	600

As at 31 December 2015		33,467,504	1,000,001		46,840
2016
1 July 2016	Deferred consideration re: acquisition of Q Chip Limited	74,908	-	2.67	200
31 October 2016	Placing and Open Offer (costs shown in note 17)	15,157,044	-	1.10	16,673

As at 31 December 2016		48,699,456	1,000,001		63,713
2017
19 May 2017	Share issue to SIPP trustee (see note 28)	20,000	-	0.00005	1
16 October 2017	Placing and Open Offer (shown in note 17)	12,314,679	-	0.5	6,157
7 November 2017	Share issue to SIPP trustee (see note 28)	50,000	-	0.00005	3
As at 31 December 2017		61,084,135	1,000,001		69,874